[USAA                   USAA TAX EXEMPT MONEY MARKET FUND
EAGLE                  SUPPLEMENT DATED NOVEMBER 27, 2006
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                              DATED AUGUST 1, 2006

Effective November 30, 2006, John C. Bonnell and Dale R. Hoffmann will assume co-portfolio management responsibilities of the USAA Tax Exempt Money Market Fund replacing Anthony M. Era, Jr. Page 14 of the Fund's prospectus has been amended to reflect the following information:

TAX EXEMPT MONEY MARKET FUND

JOHN C. BONNELL, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has co-managed the Fund since August 2006. He has 17 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July
2006) and Strong  Capital  Management  as a  portfolio  manager  (May 1999 - May
2004). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary's University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of Denver, and the National Federation of Municipal Analysts.

DALE R. HOFFMANN, executive director of Money Market Funds, has co-managed the Fund since November 2006. He has seven years of investment management experience and has worked for us for 15 years. Education: B.S.B.A., University of South Dakota; M.B.A., St. Mary's University. He is a member of the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

                                                                      65862-1106

[USAA                    USAA NEW YORK MONEY MARKET FUND
EAGLE                  SUPPLEMENT DATED NOVEMBER 27, 2006
LOGO(R)]                    TO THE FUND'S PROSPECTUS
                              DATED AUGUST 1, 2006

Effective November 30, 2006, John C. Bonnell and Dale R. Hoffmann will assume co-portfolio management responsibilities of the USAA New York Money Market Fund replacing Anthony M. Era, Jr. Pages 12-13 of the Fund's prospectus have been amended to reflect the following information:

NEW YORK MONEY MARKET FUND

JOHN C. BONNELL, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has co-managed the Fund since November 2006. He has 17 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July
2006) and Strong  Capital  Management  as a  portfolio  manager  (May 1999 - May
2004). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary's University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of Denver, and the National Federation of Municipal Analysts.

DALE R. HOFFMANN, executive director of Money Market Funds, has co-managed the Fund since November 2006. He has seven years of investment management experience and has worked for us for 15 years. Education: B.S.B.A., University of South Dakota; M.B.A., St. Mary's University. He is a member of the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

                                                                      65863-1106

USAA                 USAA FLORIDA TAX-FREE MONEY MARKET FUND
EAGLE                  SUPPLEMENT DATED NOVEMBER 27, 2006
LOGO (R)]                   TO THE FUND'S PROSPECTUS
                              DATED AUGUST 1, 2006

Effective November 30, 2006, John C. Bonnell and Dale R. Hoffmann will assume co-portfolio management responsibilities of the USAA Florida Tax Free Money Market Fund replacing Anthony M. Era, Jr. Page 12 of the Fund's prospectus has been amended to reflect the following information:

FLORIDA TAX-FREE MONEY MARKET FUND

JOHN C. BONNELL, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has co-managed the Fund since November 2006. He has 17 years of investment management experience. Prior to joining IMCO, Mr. Bonnell worked for OppenheimerFunds as a vice president and portfolio manager (May 2004 - July
2006) and Strong  Capital  Management  as a  portfolio  manager  (May 1999 - May
2004). Education: B.B.A., University of Texas at San Antonio; M.B.A., St. Mary's University. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA institute, the CFA Society of Denver, and the National Federation of Municipal Analysts.

DALE R. HOFFMANN, executive director of Money Market Funds, has co-managed the Fund since November 2006. He has seven years of investment management experience and has worked for us for 15 years. Education: B.S.B.A., University of South Dakota; M.B.A., St. Mary's University. He is a member of the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

                                                                      65864-1106